Significant Accounting Policies (Details 5)	12 Months Ended
Dec. 31, 2016
Dividend yield	0.00%
Expected volatility	86.16%
Maximum [Member]
Risk-free interest rates	1.03%
Expected life (years)	4 years
Minimum [Member]
Risk-free interest rates	0.43%
Expected life (years)	2 years